Income Taxes, Effective Income Tax Expense and Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 11,677	$ 11,299	$ 9,800
Statutory federal income tax expense, rate	35.00%	35.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	971	964	856
State and local taxes on income, net of federal income tax benefit, rate	2.90%	3.00%	3.10%
Tax-exempt interest	(550)	(490)	(414)
Tax-exempt interest, rate	(1.60%)	(1.50%)	(1.50%)
Excludable dividends	(70)	(49)	(132)
Excludable dividends, rate	(0.20%)	(0.20%)	(0.50%)
Tax credits	(1,074)	(967)	(815)
Tax credits, rate	(3.20%)	(3.00%)	(2.90%)
Life insurance	(179)	(173)	(524)
Life insurance, rate	(0.50%)	(0.50%)	(1.90%)
Leveraged lease tax expense	158	302	347
Leveraged lease tax expense, rate	0.50%	0.90%	1.20%
Other	(626)	(481)	(15)
Other, rate	(2.00%)	(1.50%)	0.00%
Income tax expense	$ 10,307	$ 10,405	$ 9,103
Effective income tax rate	30.90%	32.20%	32.50%